Equity Method Investment (Details 2) (Detail) - Gravity EU SAS - KRW (₩) ₩ in Millions	1 Months Ended
	Nov. 30, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Equity Method Investment
Equity method investments		₩ 0
Ownership of investee (as a percent)			25.00%	100.00%
Gain on disposal of equity investments	₩ 3